Warrants (Details) - USD ($)		1 Months Ended
	Nov. 21, 2023	Feb. 28, 2022	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 01, 2021
Warrant [Member]
Warrants [Line Items]
Purchase of warrant	$ 3,846,154
Warrants outstanding (in Shares)	7,692,308		7,692,308	7,692,308
Exercise price equal to the lower (in Dollars per share)	$ 3.12
Warrants expire date	Nov. 21, 2028
Valuation cap price	$ 250,000,000
Kips Bay Selects LP [Member] | Warrant [Member]
Warrants [Line Items]
Purchase of warrant	$ 3,846,154
Abdallah Note [Member]
Warrants [Line Items]
Purchase of warrant						$ 250,000
Exercise price calculated on valuation						250,000,000
Abdallah Note [Member] | Proton Green LLC [Member]
Warrants [Line Items]
Interest rate of membership		0.10%
Abdallah Note [Member] | Zero Percent Promissory Convertible Note [Member]
Warrants [Line Items]
Convertible debt						1,923,077
Kips Bays Note [Member]
Warrants [Line Items]
Purchase of warrant						250,000
Exercise price calculated on valuation						$ 250,000,000
Kips Bays Note [Member] | Proton Green LLC [Member]
Warrants [Line Items]
Interest rate of membership		0.10%
Alpha Carta Note Two [Member]
Warrants [Line Items]
Purchase of warrant					$ 150,000
Warrants expire date					Dec. 23, 2024
Exercise price calculated on valuation					$ 250,000,000
Alpha Carta Note Three [Member]
Warrants [Line Items]
Purchase of warrant					$ 100,000
Warrants expire date					Jan. 11, 2025
Exercise price calculated on valuation					$ 250,000,000